CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit of the year	$ 378	$ 619	$ 305
Adjustments to reconcile net profit to cash flows from operating activities	418	152	406
Changes in operating assets and liabilities	(18)	(336)	(136)
Net cash generated by operating activities	778	435	575
Cash flows from investing activities:
Payment for property, plant and equipment acquisitions	(993)	(447)	(758)
Collection for sales (Payment for purchases) of public securities and shares, net	592	(5)	130
Recovery (Suscription) of mutual funds, net	3	(10)	96
Capital integration in companies	(44)
Payment for companies´acquisitions	(1)	(48)	(1)
Collection for equity interests in companies sales	1	39	72
Collection for joint ventures´ share repurchase		37
Collections for property, plant and equipment sales			1
Collections for intangible assets sales	9		20
Dividends collection	25	9
Collection for equity interests in areas sales	7	9
Cash addition for purchase of subsidiary		71
Collection (Payment) of loans		1	(6)
Net cash used in investing activities	(401)	(344)	(446)
Cash flows from financing activities:
Proceeds from borrowings	986	1,174	424
Payment of borrowings	(306)	(236)	(191)
Payment of borrowings interests	(161)	(145)	(280)
Repurchase and redemption of corporate bonds	(837)	(313)	(6)
Dividends payment	(1)		(1)
Payment for treasury shares acquisition	(47)
Payments of leases	(24)	(4)	(3)
Net cash (used in) generated by financing activities	(390)	476	(57)
(Decrease) Increase in cash and cash equivalents	(13)	567	72
Cash and cash equivalents at the beginning of the year	738	171	106
Exchange difference generated by cash and cash equivalents			(7)
(Decrease) Increase in cash and cash equivalents	(13)	567	72
Cash and cash equivalents at the end of the year	$ 725	$ 738	$ 171